Consolidated Statements of Stockholders' (Deficit) Equity - USD ($)	Total	2010 and 2012 Convertible Promissory Notes [Member]	Series A Warrants [Member]	Series B Warrants [Member]	Series B Warrant Cashless Exercises [Member]	Common Stock [Member]	Common Stock [Member] 2010 and 2012 Convertible Promissory Notes [Member]	Common Stock [Member] Series A Warrants [Member]	Common Stock [Member] Series B Warrants [Member]	Common Stock [Member] Series B Warrant Cashless Exercises [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] 2010 and 2012 Convertible Promissory Notes [Member]	Additional Paid-In Capital [Member] Series A Warrants [Member]	Additional Paid-In Capital [Member] Series B Warrants [Member]	Additional Paid-In Capital [Member] Series B Warrant Cashless Exercises [Member]	Accumulated Deficit [Member]	Series A Convertible Preferred Stock [Member]	Series A Convertible Preferred Stock [Member] Common Stock [Member]	Series A Convertible Preferred Stock [Member] Additional Paid-In Capital [Member]	Series B Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member] Common Stock [Member]	Series B Convertible Preferred Stock [Member] Additional Paid-In Capital [Member]
Balances at beginning at Dec. 31, 2014																	$ 0			$ 0
Balances at beginning (shares) at Dec. 31, 2014																	0			0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Convertible Preferred shares (net of transaction costs)																	$ 5
Issuance of Convertible Preferred shares(net of transaction costs) (shares)																	4,555
Balances at ending at Dec. 31, 2015																	$ 5			$ 0
Balances at ending (shares) at Dec. 31, 2015																	4,555			0
Balances at beginning at Dec. 31, 2014	$ (11,189,953)					$ 1,354					$ 59,146,820					$ (70,338,127)
Balances at beginning (shares) at Dec. 31, 2014						1,353,821
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation	942,369										942,369
Issuance of common stock for stock option exercises	293,573					$ 17					293,556
Issuance of common stock for stock option exercises (shares)						16,769
Contribution of Series B warrants	3,332										3,332
Issuance of common stock		$ 0	$ 156,000	$ 3,720,713	$ 422,540		$ 3	$ 5	$ 124	$ 1,176		$ (3)	$ 155,955	$ 3,720,589	$ 421,364
Issuance of shares in conjunction with BDDI asset purchase	112,400					$ 10					112,390
Issuance of common stock (shares)							2,681	4,800	123,902	1,175,912
Issuance of shares in conjunction with BDDI asset purchase (shares)						10,000
Derecognition of warrant liability upon exercise			$ 42,000	$ 18,853,215									$ 42,000	$ 18,853,215
Issuance of shares to Aspire Capital	183,322					$ 14					183,308
Issuance of shares to Aspire Capital (shares)						14,378
Sales of shares through Aspire ATM vehicle	1,434,194					$ 101					1,434,093
Sales of shares through Aspire ATM vehicle (shares)						101,317
Issuance of Convertible Preferred shares (net of transaction costs)	4,158,657										4,158,652
Net loss	(15,908,546)															(15,908,546)
Balances at end at Dec. 31, 2015	3,223,816					$ 2,804					89,467,680					(86,246,673)
Balances at end (shares) at Dec. 31, 2015						2,803,580
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Convertible Preferred shares (net of transaction costs)																	$ 5			$ 14
Issuance of Convertible Preferred shares(net of transaction costs) (shares)																	5,445			13,780
Balances at ending at Dec. 31, 2016																	$ 0			$ 13
Balances at ending (shares) at Dec. 31, 2016																	0			12,780
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation	871,270										871,270
Issuance of common stock on conversion of Convertible Preferred shares, value																	$ (2)	$ 240	$ (238)	$ (1)	$ 200	$ (199)
Issuance of common stock for stock option exercises	70,102					$ 11					70,091
Issuance of common stock on conversion of Convertible Preferred shares																	(2,220)	240,000		(1,000)	200,000
Issuance of common stock for stock option exercises (shares)						11,683
Issuance of common stock					$ 593,584					$ 97					$ 593,487
Issuance of common stock (shares)										97,040
Issuance of common stock to board members in lieu of cash payments for quarterly board fees	24,405					$ 5					24,400
Issuance of common stock to board members in lieu of cash payments for quarterly board fees (shares)						5,084
Issuance of Convertible Preferred shares (net of transaction costs)																	$ 5,070,339		$ 5,070,334	$ 13,426,895		$ 13,426,881
Repurchase of Series A Convertible Preferred shares	(7,780,000)										(7,779,992)						$ (8)
Repurchase of Series A Convertible Preferred shares (shares)																	(7,780)
Net loss	(12,065,214)															(12,065,214)
Balances at end at Dec. 31, 2016	3,435,197					$ 3,357					$ 101,743,714					$ (98,311,887)
Balances at end (shares) at Dec. 31, 2016						3,357,387
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(10,642,000)
Balances at end at Sep. 30, 2017	$ 23,210,000